Non-current interest-bearing liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Non-current interest-bearing liabilities
Schedule of non-current interesting-bearing liabilities

	June 30,		December 31,
(SEK in thousands)	2022	2021	2021
Opening balance	189,164	—	—
New borrowings	236,584	—	199,524
Transaction costs	—	—	(14,858)
Interest expense	2,393	—	2,145
Exchange difference on translation	9,251	—	2,353
Closing balance	437,392	—	189,164